Consolidated Statements Of Equity (USD $) In Millions, unless otherwise specified	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Gain (Loss) [Member]	Treasury Shares [Member]	Non-Controlling Interests [Member]
Balance, beginning of year at Dec. 31, 2009			$ 1,211	$ 7,033	$ (2,171)	$ (806)	$ 35
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income attributable to the Company	855			855
Comprehensive loss, net of tax	(129)
Net income attributable to non-controlling interests	(16)						16
Purchase of subsidiary shares from non-controlling interests
Change in accrued stock compensation costs			6
Dividend equivalents declared - (per share amounts: $0.90 in 2012, $0.86 in 2011, and $0.81 in 2010)				(15)
Issuance of shares under stock compensation plans and employee stock purchase plans and related tax impact			(17)
Issuance of shares under stock compensation plans and employee stock purchase plans						180
Dividends declared – (per share amounts: $0.90 in 2012, $0.86 in 2011, and $0.81 in 2010)				(437)
Other changes							(4)
Issuance of shares for acquisitions			(15)			198
Purchase of treasury shares						(86)
Balance, end of period at Dec. 31, 2010	6,415	561	1,185	7,436	(2,300)	(514)	47
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income attributable to the Company	993			993
Comprehensive loss, net of tax	(888)
Net income attributable to non-controlling interests	(22)						22
Purchase of subsidiary shares from non-controlling interests			(2)				(5)
Change in accrued stock compensation costs			(13)
Dividend equivalents declared - (per share amounts: $0.90 in 2012, $0.86 in 2011, and $0.81 in 2010)				(14)
Issuance of shares under stock compensation plans and employee stock purchase plans and related tax impact			(14)
Issuance of shares under stock compensation plans and employee stock purchase plans						280
Dividends declared – (per share amounts: $0.90 in 2012, $0.86 in 2011, and $0.81 in 2010)				(466)
Other changes							(7)
Issuance of shares for acquisitions
Purchase of treasury shares						(361)
Balance, end of period at Dec. 31, 2011	5,940	561	1,156	7,949	(3,188)	(595)	57
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income attributable to the Company	1,176			1,176
Comprehensive loss, net of tax	(119)
Net income attributable to non-controlling interests	(25)						25
Purchase of subsidiary shares from non-controlling interests			1				(16)
Change in accrued stock compensation costs			(16)
Dividend equivalents declared - (per share amounts: $0.90 in 2012, $0.86 in 2011, and $0.81 in 2010)				(8)
Issuance of shares under stock compensation plans and employee stock purchase plans and related tax impact			(34)
Issuance of shares under stock compensation plans and employee stock purchase plans						378
Dividends declared – (per share amounts: $0.90 in 2012, $0.86 in 2011, and $0.81 in 2010)				(489)
Other changes							(2)
Issuance of shares for acquisitions						0
Purchase of treasury shares						(230)
Balance, end of period at Dec. 31, 2012	$ 6,606	$ 561	$ 1,107	$ 8,628	$ (3,307)	$ (447)	$ 64